AS FILEDWITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER __, 2006

Securities Act File No. 333-125172

                                                                           ICA No. 811- 21771

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Post-Effective Amendment No. 4

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 5

☒

YieldQuest Funds Trust

(Exact Name of Registrant as Specified In Charter)

3575 Piedmont Road

Suite 1550

Atlanta, GA  30309

(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, Including Area Code:  (866) 978-3781

Jay K. Chitnis

Chairman and President

3575 Piedmont Road

Suite 1550

Atlanta, GA  30309

 (Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO  63101

It is proposed that this filing will become effective:

  immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

       60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

X   75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

YIELDQUEST FUNDS

YieldQuest Core Equity Fund

YieldQuest Total Return Bond Fund

YieldQuest Tax-Exempt Bond Fund

YieldQuest Flexible Income Fund

YieldQuest Low Duration Bond Fund

YieldQuest Low Duration Tax-Exempt Bond Fund

Prospectus dated ___________, 2006

Each of the Funds offered in this Prospectus has its own investment objectives and policies. The Funds offered in this Prospectus:

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are generally available only to clients of registered investment advisors and other institutional investors that are pre-approved as YieldQuest Select Partners.

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do not charge sales commissions, sales loads or 12b-1 fees.

3575 Piedmont Road, Suite 1550

Atlanta, Georgia 30309

1-877-497-3634

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                                                                                                                                                                                Page

YIELDQUEST CORE EQUITY FUND

1

Risk/Return Summary

1

How the Fund Has Performed

3

YIELDQUEST TOTAL RETURN BOND FUND

4

Risk/Return Summary

4

How the Fund Has Performed

  7

YIELDQUEST TAX-EXEMPT BOND FUND

7

Risk/Return Summary

7

How the Fund Has Performed

  9

YIELDQUEST FLEXIBLE INCOME FUND

10

Risk/Return Summary

10

How the Fund Has Performed

12

YIELDQUEST LOW DURATION BOND FUND

13

Risk/Return Summary

13

How the Fund Has Performed

15

YIELDQUEST TAX-EXEMPT LOW DURATION BOND FUND

16

Risk/Return Summary

16

How the Fund Has Performed

18

SUMMARY OF THE PRINCIPAL RISKS OF INVESTING IN THE YIELDQUEST FUNDS

  19

FEES AND EXPENSES OF THE FUNDS

    25

HOW TO BUY SHARES

    26

HOW TO REDEEM SHARES

    28

DETERMINATION OF NET ASSET VALUE

    31

DIVIDENDS, DISTRIBUTIONS AND TAXES

    32

MANAGEMENT OF THE FUNDS

    34

OTHER INVESTMENT INFORMATION

    36

FINANCIAL HIGHLIGHTS

43

PRIVACY POLICY

FOR MORE INFORMATION

Back Cover

YIELDQUEST CORE EQUITY FUND

Risk/Return Summary

Investment Objective

The investment objective of the YieldQuest Core Equity Fund (the “Equity Fund”) is long-term capital appreciation and, secondarily, income.

Principal Strategies

Under normal circumstances, the Equity Fund generally invests at least 80% of its assets in common stocks of companies of all market capitalizations, either directly or through investments in exchange-traded funds (“ETFs”) and actively managed closed end mutual funds.  This investment policy may not be changed without at least 60 days’ prior written notice to shareholders.  The Equity Fund seeks to maximize its performance by diversifying its investments among common stocks that YieldQuest Advisors, LLC, the Fund’s advisor (“Advisor”), believes present the best capital appreciation prospects for the Fund.  The Fund invests primarily in large-cap value securities.   The Advisor, in its discretion, varies the Equity Fund’s exposure to equity securities covering other categories as well, including mid-cap value, small-cap value, large-cap growth, mid-cap growth, small-cap growth and real estate.  Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), the Equity Fund may elect to pursue its investment objective either by investing directly in common stocks, or by investing in one or more underlying investment companies that have substantially similar investment objectives and policies as the Fund, such as open-end mutual funds, exchange-traded fund (“ ETFs ”) that invest in equity securities represented by various indices (including foreign indices) and actively managed, closed end mutual funds.  The Advisor allocates the Equity Fund’s assets among various asset classes, investment styles and market capitalizations based on the Advisor’s assessment of the relative opportunities and risks of each category.

Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), other investment companies (such as open end mutual funds, ETFs and actively managed closed end funds ), and equity real estate investment trusts ( “ REITs ” ).  Equity REITs purchase or lease land and buildings and generate income primarily from rental income.  Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value.  These securities typically trade like stocks on a major exchange.  The Fund may invest in up to one-third of its assets in foreign stocks, including emerging market stocks. In making stock selections, the Advisor uses its economic forecasts to identify sectors in which the Equity Fund should have exposure via individual securities, mutual funds, ETFs or closed end funds.  The Advisor then uses a proprietary multi-factor screening tool which focuses on earnings and the Advisor’s assessment of the relative growth and/or value opportunities and risks of a particular stock and other technical factors, such as the past performance of the stock compared to other stocks over various time periods.  The Advisor examines the fundamental characteristics of an issuer, including industry conditions and outlook, market position and management’s ability and reputation, as well as technical aspects, such as price and volume behavior of the issuer’s stock.  Individual securities are selected based on the Advisor’s assessment of the capital appreciation prospects of the particular security, as well as the Advisor’s assessment of the areas of the market that are and/or will be performing the best.  The Advisor may purchase securities that have the potential for growth or that are undervalued, depending on its assessment of the opportunities presented by the individual security.

When selecting ETFs and other investment companies for the Fund’s portfolio, the Advisor generally analyzes the underlying fund’s investment strategy, the experience of its portfolio managers, its performance history, volatility, comparative return and risk data, asset size, and expense ratio.  When selecting closed end mutual funds, the Advisor also uses historical models to determine whether the funds are trading at discounts that are deemed attractive by the Advisor.  The Advisor also analyzes the closed end fund’s portfolio generally to determine whether it has positive prospects for growth in the Advisor’s opinion.  The Fund may invest up to 20% of its net assets in securities that provide income and other debt securities, including mortgage REITs. Mortgage REITs invest in real estate mortgages and generate income primarily from interest payments on mortgage loans.   From time to time, depending on general market conditions and the prospects presented by the individual security, the Fund may invest up to 10 % of its net assets, measured at the time of purchase, in non-investment grade debt securities, commonly known as “ junk bonds. ”

The Advisor seeks to control risk by diversifying the Fund’s assets among numerous sectors and asset classes.  The Fund also may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying funds or the equity markets generally.  Derivative instruments in which the Fund may invest generally include options, futures contracts and options thereon, commodity futures contracts, swaps (including options thereon) and forward currency contracts and options thereon, and the Fund may engage in short sales and repurchase agreements.  For more information on the Fund’s derivative strategies, see “Summary of Principal Risks of Investing in the Fund – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Equity Fund may sell a stock if the Advisor believes the company’s prospects have declined, if the Advisor learns negative information about the company’s underlying fundamentals, to rebalance the composition of the Fund’s portfolio, to meet redemptions, or for other reasons deemed prudent or advisable.   As a result of the Advisor’s active trading strategy, the Equity Fund may experience a high portfolio turnover rate , the effects of which are described under “ Summary of Principal Risks of Investing in the Fund – Turnover Risk.”

Principal Risks of Investing in the Equity Fund

The principal risks of investing in the Equity Fund, which could adversely affect its net asset value, are set forth below.  A detailed description of these risks is included under “Summary of Principal Risks of Investing in the Funds” below.

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                         Growth Risk

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                         Value Risk

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                         Volatility Risk

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                         Market Risk

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            Investment Company Securities Risk

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Foreign Securities Risk

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Emerging Market Risk

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Junk Bonds Risk

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Short Sale Risk

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Derivatives Risk

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Issuer Risk

•

Turnover Risk

•

Real Estate Investment Trust Risk

Is the Equity Fund Right for You?

The Equity Fund may be a suitable investment for:

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long-term investors seeking a fund with a primary focus on a capital appreciation investment strategy, and a secondary focus on income

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investors who want exposure to a broad range of asset classes within the convenience of a single fund

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investors who want to hire a professional to shift their assets between different types of investments as market conditions change

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investors willing to accept price fluctuations in their investment

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investors who can tolerate the greater risks associated with common stock investments.

How the Fund Has Performed?

The Equity Fund commenced operations on October 31, 2005 and, therefore, has less than a full calendar year of performance .

 YIELDQUEST TOTAL RETURN BOND FUND

Risk/Return Summary

Investment Objective

The investment objective of the YieldQuest Total Return Bond Fund (the “Total Return Fund” or “Fund”) is total return.  The “total return” which the Fund seeks is comprised of both income and capital appreciation.  The Total Return Fund’s investment objective is a non-fundamental policy and may be changed with at least 60 days’ prior written notice to shareholders.

Principal Strategies

The Fund seeks to benefit from attractive valuations in every segment of the fixed income market by investing in bonds, notes, mortgage-backed and asset-backed securities , collateralized mortgage obligations , corporate debt, mortgage REITs, publicly-traded partnerships, convertible securities, preferred securities that make regular interest or dividend payments, U.S. government securities , short-term obligations ( such as commercial paper and repurchase agreements ), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), auction rate securities (“ARS”) and money market investments.  STRIPS are a type of security issued by the U.S. Treasury Department as zero-coupon bonds, and are offered in a wide range of maturities. Investors purchase STRIPS at a discount and redeem them upon maturity for their par value.   ARS are long-term, variable rate bonds tied to short-term interest rates, whose rates are reset at short-term intervals. ARS are priced and traded as short-term instruments because of this interest rate reset ..  In selecting investments for the Total Return Fund, the Advisor considers many factors, such as (i) perceived opportunities and risks in the U.S. and world stock markets; (ii) monetary, investor sentiment, momentum, fundamental, business cycle, and market cycle conditions; and (iii) recent performance and momentum of various categories of possible investments.  Under normal circumstances, the Total Return Fund generally invests at least 80% of its assets in a broad range of fixed income securities, either directly or through investments in exchange-traded funds (“ETFs”) and actively managed closed-end mutual funds.  This investment policy may not be changed without at least 60 days’ prior written notice to shareholders.

The Advisor uses a proprietary analytical model to identify sectors that it believes are in or out of favor with the marketplace, and the future prospects of that sector based on recent performance, monetary policy, investor sentiment, market momentum, business fundamentals, business cycles, and market cycles.  Once the Advisor identifies a sector that is outperforming or, has the potential to outperform, the market as a whole, the Advisor seeks individual securities based on its review of the issuer’s current and historical spreads to comparable Treasury securities, and fundamental analysis of issuer’s future prospects. The Advisor seeks U.S. and foreign fixed income securities based on the perceived opportunities for capital appreciation and income, compared to an analysis of relative risks.  When selecting closed end mutual funds, the Advisor uses historical models to determine whether the funds are trading at discounts that are deemed attractive by the Advisor.  The Advisor also analyzes the closed end fund’s portfolio holdings generally to determine whether the fund has positive prospects for total return in the Advisor’s opinion.

The Fund may invest in fixed income securities of any maturity ..  Typically, however, the Fund’s weighted average duration and/or maturity ranges from two to 10 years.  The Advisor seeks to maximize the Total Return Fund’s performance by diversifying its investments among fixed income securities, and by actively managing the Fund’s portfolio in an effort to enhance the Fund’s total return.  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals of a particular sector or security.  Under normal circumstances, the Total Return Fund invests in investment grade fixed income securities .. From time to time, depending on general market conditions and the prospects presented by the individual security, the Fund may invest up to 25% of its net assets, measured at the time of purchase , in non-investment grade fixed income securities, commonly known as “junk bonds.”  The Total Return Fund may invest up to one-third of its assets in securities of foreign issuers, including securities of issuers based in emerging markets, either directly or indirectly through investments in other investment companies and/or depository receipts.

The Advisor may elect to pursue the investment objective of the Total Return Fund either by investing directly in fixed income securities or by investing in other mutual funds, including ETFs and actively managed open end or closed-end funds that hold a portfolio of fixed income securities.  The Fund will invest in ETFs and other mutual funds whose investments conform to the Fund’s investment limitations.  The Advisor typically will invest in underlying funds based on a positive analysis of: (1) the experience of the underlying fund’s portfolio managers; (2) the fund’s performance history, volatility, and comparative return and risk data; (3) asset size; (4) expense ratio; and (5) the underlying fund’s investment style.  The Fund may invest up to 20% of its assets in other than debt securities, including equity securities, such as dividend paying common stocks, preferred stock, equity REITs that trade on national exchanges and invest in real property, ETFs and actively managed closed end funds that invest in stocks or equity REITs, and derivative investments.   Because the Fund may invest up to 20% of its net assets in securities other than debt securities, this means its investments in closed end funds, equity REITs, ETFs and other mutual funds will not be limited to those that invest exclusively in debt securities.   As a result of the Advisor’s active trading strategy, the Total Return Fund may experience a high portfolio turnover rate,  the effects of which are described under “Summary of Principal Risks of Investing in the Funds -Turnover Risk.”

The Advisor seeks to control risk by diversifying the Fund’s assets among numerous sectors and asset classes.  The Fund also may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying funds or the fixed income markets generally.  Derivative instruments in which the Fund may invest generally include options, futures contracts, options on futures contracts or ETFs, swaps (including options thereon) and forward currency contracts (including options thereon), and the Fund may engage in short sales and repurchase agreements.  For more information on the Fund’s derivative strategies, see “Summary of Principal Risks of Investing in the Fund – Derivatives Risk” and “Other Investment Information – Derivatives” below.

Principal Risks of Investing in the Total Return Fund

The principal risks of investing in the Total Return Fund, which could adversely affect its net asset value, are set forth below.  A detailed description of these risks is included under “Summary of Principal Risks of Investing in the Funds” below.

            •

            Fixed Income Securities Risks

•

Junk Bond Risk

                        •

                        Government Securities Risk

•

Investment Company Securities Risk

•

Issuer Risk

•

Market Risk

•

Mortgage-Related and Other Asset-Backed Securities Risk

•

Foreign Securities Risk

•

Emerging Market Risk

•

Short Sale Risk

                        •

                        Derivatives Risk

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                        Real Estate Investment Trust Risk

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                        Publicly Traded Partnership Risk.

                        •

                        Turnover Risk

Is the Fund Right for You?

The Total Return Fund may be a suitable investment for:

•

long-term investors seeking a fund with a total return investment strategy

•

investors seeking an actively-managed portfolio of diversified fixed income investments

•

investors willing to tolerate the risks associated with fixed income securities.

How Has the Fund Performed?

The Total Return Fund commenced operations on October 31, 2005 and, therefore, has less than a full calendar year of performance .

 YIELDQUEST TAX-EXEMPT BOND FUND

Risk/Return Summary

Investment Objective

The investment objective of the YieldQuest Tax-Exempt Bond Fund (the “Tax-Exempt Fund” or “Fund”) is to maximize current tax-exempt income.

Principal Strategies

Under normal circumstances, the Tax-Exempt Fund generally invests at least 80% of its assets in municipal bonds exempt from both regular federal income tax and federal alternative minimum tax (“AMT”), either directly or, indirectly through exchange-traded funds (“ ETFs ”) and closed-end funds whose underlying investments in municipal bonds also are exempt from both federal income tax and federal AMT.  This investment policy may not be changed without shareholder approval.  The Fund may invest in municipal bonds of any maturity ..  Typically, however, the Fund’s weighted average duration and/or maturity ranges from two to 12 years.  The interest income on municipal bonds typically is exempt from regular federal income tax; however, in certain circumstances, the interest income from municipal bonds may be subject to taxes, including, without limitation, federal AMT.  The Advisor seeks to take advantage of yield curve movements over time to lock in investment gains and tax loss swapping when the environment permits.  The Advisor manages credit risk by performing a fundamental credit analysis on all municipal bonds before purchasing such securities for the Tax-Exempt Fund’s portfolio. The Advisor considers various factors, including the economic feasibility of bond financings and general-purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality.

The Advisor also may attempt to augment income by investing a portion of the Tax-Exempt Fund’s portfolio in non-investment grade tax-exempt securities, which generally provide higher yields.  Although the percentage that the Advisor allocates to non-investment grade securities will vary depending on the supply of non-investment grade municipal bonds and the credit spread between investment grade securities and non-investment grade securities, the Fund will not invest more than 25% of its net assets, measured at the time of purchase, in non-investment grade securities commonly known as “junk bonds.”  If the credit spread narrows, the Advisor may increase its allocation to investment grade securities; if the credit spread broadens, the Advisor may increase its allocation to non-investment grade securities. The Advisor may also use hedging transactions for purposes of duration management, particularly with respect to investment-grade securities.  “Duration” measures the sensitivity of a security’s price to changes in interest rates.  The greater the Fund’s duration, the greater the change in the Fund’s net asset value in response to a change in market interest rates.  The Advisor increases or reduces the duration of the Fund’s portfolio based on its interest rate outlook.  When the Advisor expects interest rates to fall, it will maintain a  longer  portfolio duration.  When the Advisor expects interest rates to increase, it shortens the portfolio duration.   The Advisor considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Fund may pursue its investment objective by investing in closed-end funds that hold a portfolio of municipal bonds.   When selecting closed end funds for the Fund’s portfolio, the Advisor analyzes each fund’s investment strategy, the experience of its portfolio managers, its performance history, volatility, comparative return and risk data, asset size, and expense ratio.  The Advisor uses historical models to determine whether the closed end fund is trading at a discount that is deemed attractive by the Advisor.  The Advisor also generally analyzes the closed end fund’s portfolio to determine whether it has positive prospects for income in the Advisor’s opinion.  The Tax-Exempt Fund may invest up to 20% of its net assets in securities other than tax-exempt municipal securities, including , common stocks, preferred stocks , taxable bonds, foreign bonds (including sovereign debt, foreign corporate debt and debt of issuers located in emerging markets), convertible securities, equity and/or mortgage REITs, and other investment companies (including closed-end and open-end mutual funds ) that hold any of the foregoing securities, money market funds, and cash and cash equivalents .. The Advisor’s decision process focuses mainly on identifying securities that the Advisor believes are underrated or undervalued, or that present the highest yield opportunities.

The Advisor seeks to control risk by diversifying the Fund’s assets among numerous sectors and asset classes.  The Fund also may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying funds or the fixed income markets generally.  Derivative instruments in which the Fund may invest generally include options, futures contracts, options on futures contracts or ETFs, swaps (including options thereon) and forward currency contracts (including options thereon), and the Fund may engage in short sales and repurchase agreements.  For more information on the Fund’s derivative strategies, see “Summary of Principal Risks of Investing in the Fund – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Fund seeks to maximize the level of income distributions that will qualify as tax-exempt for Federal income tax purposes and, as such, the Advisor will give great consideration to the tax consequences of the transaction in determining whether to retain or sell a particular investment in the Fund’s portfolio.  Because investments in closed-end funds represents an intermediate trading strategy, the Fund may experience moderate portfolio turnover.

Principal Risks of Investing in the Tax-Exempt Fund

The principal risks of investing in the Tax-Exempt Fund, which could adversely affect its net asset value, are set forth below.  A detailed description of these risks is included under “Summary of Principal Risks of Investing in the Funds” below.

                        •

                       Fixed Income Securities Risk

•

Junk Bond Risk

                        •

                       Government Securities Risk

•

Investment Company Securities Risk

•

Issuer Risk

•

Market Risk

•

Short Sale Risk

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Derivatives Risk

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Legislative Change Risk

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Tax Risk

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Real Estate Investment Trust Risk

•

Foreign Securities Risk

Is the Fund Right for You?

The Tax-Exempt Fund may be a suitable investment for:

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Long-term investors seeking a fund with a current income investment strategy

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Long-term investors seeking moderate to high tax-exempt income distributions

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Investors willing to tolerate the risks associated with fixed income securities

How the Fund Has Performed?

The Tax-Exempt Fund commenced operations on October 31, 2005 and, therefore, has less than a full calendar year of performance .

YIELDQUEST FLEXIBLE INCOME FUND

Risk/Return Summary

Investment Objective

The primary investment objective of the YieldQuest Flexible Income Fund (the “Flexible Income Fund” or “Fund”) is total return.  The “total return” which the Fund seeks is comprised of both income and capital appreciation. The Fund’s investment objective is a non-fundamental policy and may be changed with at least 60 days’ prior written notice to shareholders.

Principal Strategies

The Flexible Income Fund seeks to benefit from attractive valuations in the sectors of the fixed income markets that the Fund’s Advisor, YieldQuest Advisors, LLC, believes are undervalued and/or out of favor with the marketplace.  The Fund typically invests in U.S. and foreign income-producing securities, either directly or indirectly through other investment companies, based on the Advisor’s determination of the opportunities for capital appreciation and income, compared to the relative risks associated with such securities. When selecting the Fund’s investments, the Advisor uses a proprietary analytical model to identify and analyze the future prospects of sectors that it believes are undervalued or out of favor, focusing on factors such as recent performance and momentum of various categories of possible investments, monetary policy, investor sentiment, market momentum, business fundamentals, business cycles, and market cycles. Once the Advisor identifies a sector that is outperforming or has the potential to outperform the market as a whole, the Advisor selects individual securities in that sector based on its review of the issuer’s current and historical spreads to comparable Treasury securities, as well as its fundamental analysis of the issuer’s future prospects and ability to timely make interest payments and to re-pay principal.  The Fund may invest in fixed income securities of all maturities. The average maturity of the securities in the Fund’s portfolio will vary based on the Advisor’s assessment of market conditions. Typically, however, the Fund’s weighted average duration and/or maturity will range from two to 10 years.

The Advisor seeks to maximize the Flexible Income Fund’s performance by diversifying its investments among a variety of income-producing securities, and by actively managing the Fund’s portfolio in an effort to enhance the Fund’s total return. The total return sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals of a particular sector or security. The Fund may invest a substantial portion of its assets in non-investment grade, high-yield fixed income securities, commonly known as “junk bonds.”

Under normal circumstances, the Fund generally invests at least 80% of its assets in a broad range of income-producing securities, either directly or, indirectly through investments in other investment companies (such as closed-end funds or exchange-traded funds (“ETFs”)) that hold a portfolio of securities that otherwise conform to the Fund’s investment limitations. The Fund and underlying funds may invest in fixed income and other income-producing securities, including bonds, notes, convertible securities, mortgage-backed and asset-backed securities, and collateralized mortgage obligations; as well as common stocks, REITS or preferred securities (that each make regular interest or dividend payments); U.S. government securities; foreign debt securities (including sovereign, emerging and foreign corporate debt securities); short-term obligations, such as commercial paper, repurchase agreements, and publicly-traded partnerships; fixed income derivatives; auction rate securities (“ARS”); money market investments and Separate Trading of Registered Interest and Principal of Securities (“STRIPS”).  STRIPS are a type of security issued by the U.S. Treasury Department as zero-coupon bonds, and are offered in a wide range of maturities. Investors purchase STRIPS at a discount and redeem them upon maturity for their par value. ARS are long-term, variable rate bonds tied to short-term interest rates, whose rates are reset at short-term intervals. ARS are priced and traded as short-term instruments because of this interest rate reset.  The Advisor typically will invest in underlying funds based on a positive analysis of: (1) the experience of the underlying fund’s portfolio managers; (2) the fund’s performance history, volatility, and comparative return and risk data; (3) asset size; (4) expense ratio; and (5) the underlying fund’s investment style. When selecting closed end funds, the Advisor uses historical models to determine whether they are trading at discounts that are deemed attractive by the Advisor. The Advisor also analyzes a closed end fund’s portfolio holdings generally to determine whether the fund has positive prospects for total return in the Advisor’s opinion.

The Fund may invest in securities that may not have a direct correlation with changes in interest rates, such as derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument.  The Advisor believes that the Fund can generate positive returns by diversifying the Fund’s portfolio to include such securities, rather than by relying solely on changes in interest rates to produce returns for the Fund.  The Fund may use derivative instruments for any purpose consistent with its investment objective, including for hedging or for managing risk, for obtaining market exposure or for ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions. Derivative instruments in which the Fund may invest generally include options, options on ETFs, futures contracts and options thereon, commodity futures contracts, forward currency contracts (including options thereon) and swaps (including options thereon), and the Fund may engage in short sales and repurchase agreements.  For more information on these derivative strategies, see “Summary of Principal Risks of Investing in the Fund – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Flexible Income Fund may also invest in fixed income securities of foreign issuers, including sovereign debt, foreign corporate debt and/or securities of foreign issuers based in emerging markets, either directly or indirectly through investments in other investment companies and/or depository receipts. The Fund also may invest up to 20% of its assets in non-income producing securities, including equity securities, such as common stocks or preferred stocks that do not make regular interest or dividend payments, as well as ETFs and actively managed closed end funds that invest in any of the foregoing securities. As a result of the Advisor’s active trading strategy, the Fund may experience a high portfolio turnover rate, the effects of which are described under “Summary of Principal Risks of Investing in the Funds - Turnover Risk.”

Principal Risks of Investing in the Flexible Income Fund

The principal risks of investing in the Flexible Income Fund, which could adversely affect its net asset value, are set forth below.  A detailed description of these risks is included under “Summary of Principal Risks of Investing in the Funds” below.

            •

           Fixed Income Securities Risks

                        •

                       Junk Bond Risk

                        •

                       Government Securities Risk

•

Investment Company Securities Risk

•

Issuer Risk

•

Mortgage-Related and Other Asset-Backed Securities Risk

•

Market Risk

•

Management Risk

•

Foreign Securities Risk

•

Emerging Market Risk

•

Short Sale Risk

                        •

                        Derivatives Risk

                        •

                        Real Estate Investment Trust Risk

                        •

                        Publicly Traded Partnership Risk

Is the Fund Right for You?

The Flexible Income Fund may be a suitable investment for:

•

Long-term investors seeking a fund with a total return investment strategy.

•

Investors seeking an actively-managed portfolio of diversified fixed income investments.

•

Investors willing to tolerate higher volatility than is associated with most bond funds.

How the Fund Has Performed?

The Flexible Income Fund recently commenced operations and, as a result, has no prior performance history.

YIELDQUEST LOW DURATION BOND FUND

Risk/Return Summary

Investment Objective

The primary investment objective of the YieldQuest Low Duration Bond Fund (the “Low Duration Fund” or the “Fund”) is to maximize total return. Total return is comprised of both income and capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed with at least 60 days’ prior written notice to shareholders.

Principal Strategies

The Low Duration Fund seeks to achieve its objectives by investing primarily in a broad range of low duration, investment-grade debt securities. The Fund’s Advisor, YieldQuest Advisors, LLC, will seek to manage volatility, or “duration,” by investing in short-term bonds with low to moderate interest rate risk.  “Duration” measures the sensitivity of a security’s price to changes in interest rates. Debt securities in the Fund’s portfolio typically will have maturities of up to five years, with durations ranging from three months to five years.  The Fund’s weighted average duration generally ranges from one to three years.  The Advisor determines a security’s duration based on its forecast for interest rates.  The Advisor considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the bond market and the effect they may have on the returns offered for various bond maturities.

The Fund typically invests in U.S. and foreign debt securities, either directly or indirectly through other investment companies (such as closed-end funds or exchange-traded funds (“ETFs”)) that invest in debt securities, that the Advisor believes present opportunities for capital appreciation and income, compared to their relative risks.  The Advisor uses a proprietary analytical model to identify sectors of the U.S. and world markets that it believes are undervalued or out of favor with the marketplace, and analyzes the future prospects of that sector based on its recent performance and the momentum of various categories of possible investments, monetary policy, investor sentiment, market momentum, business fundamentals, business cycles, and market cycles. Once the Advisor identifies a sector that is outperforming or has the potential to outperform the market as a whole, the Advisor seeks individual securities in the sector based on its review of the issuer’s current and historical spreads to comparable Treasury securities, as well as its fundamental analysis of the issuer’s future prospects and ability to make timely interest payments and to repay principal. The Advisor utilizes a fundamental top-down analysis to identify potential issuers, and analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of an individual issuer in making investment selections.

Under normal circumstances, the Fund invests at least 80% of its assets in debt securities, either directly or, indirectly, by investing in other investment companies that hold a portfolio of debt securities that conform to the Fund’s investment limitations.  The Fund and its underlying funds primarily invest in a broad range of debt securities, including bonds, corporate debt, U.S. government securities, mortgage-backed securities, mortgage REITs, preferred securities that make regular interest or dividend payments, short-term obligations, such as commercial paper and repurchase agreements, municipal securities, foreign bonds (including sovereign debt, foreign corporate debt and securities of foreign issuers located in emerging markets), notes and other forms of debt.  The Fund also may invest in bonds with the potential for capital appreciation by purchasing these bonds at a larger discount from par value.  The Advisor typically will invest in other investment companies based on a positive analysis of: (1) the experience of the underlying fund’s portfolio managers; (2) the fund’s performance history; (3) asset size; (4) expense ratio; (5) the underlying fund’s investment style.  When selecting closed end mutual funds, the Advisor uses historical models to determine whether they are trading at discounts that are deemed attractive by the Advisor. The Advisor also analyzes the closed end fund’s portfolio holdings generally to determine whether the fund has positive prospects for total return in the Advisor’s opinion.

The fixed income securities in which the Fund may invest generally will be investment grade, although the Fund may invest up to 25% of its net assets, determined at the time of purchase, in lower-quality, high yield bonds typically referred to as “junk bonds.”

The Fund may invest in foreign fixed income securities (including sovereign developed and emerging market debt), either directly or through American Depositary Receipts (“ADRs”).  The Fund also may invest in debt securities that have a fixed, floating or variable rate of interest.  In determining a security’s maturity, the Advisor will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider:  (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of either: (a) the next readjustment in the interest rate, or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes.

The Fund may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to lower its duration or to hedge its exposure with respect to underlying funds or the fixed income markets generally.  Derivative instruments in which the Fund generally may invest include options, futures contracts, options on futures contracts or ETFs, swaps (including options thereon) and forward currency contracts (including options thereon), and the Fund may engage in short sales and repurchase agreements.  For more information on the Fund’s derivative strategies, see “Summary of Principal Risks of Investing in the Fund – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Fund may also invest up to 20% of its assets in cash, cash equivalents and debt securities other than as described above.  For example, the Fund may invest in long- or intermediate-term debt securities issued by corporations, financial institutions, the U.S. Government, auction rate securities (“ARS”), money market investments and Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). STRIPS are a type of security issued by the U.S. Treasury Department as zero-coupon bonds, and are offered in a wide range of maturities. Investors purchase STRIPS at a discount and redeem them upon maturity for their par value. ARS are long-term, variable rate bonds tied to short-term interest rates, whose rates are reset at short-term intervals. ARS are priced and traded as short-term instruments because of this interest rate reset and, as a result, the Advisor considers investing in ARS to be a cash management technique. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling investments when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objectives when holding a significant cash position.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. The Advisor will sell a security when appropriate and consistent with the Fund’s investment objectives and policies, regardless of the effect on the Fund’s portfolio turnover rate. The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments. As a result of the Fund’s low duration strategy, the Advisor expects the Fund to experience a high portfolio turnover rate, the effects of which are described under “Summary of Principal Risks of Investing in the Funds - Turnover Risk.”

Principal Risks of Investing in the Low Duration Fund

The principal risks of investing in the Low Duration Fund, which could adversely affect its net asset value, are set forth below.  A detailed description of these risks is included under “Summary of Principal Risks of Investing in the Funds” below.

            •

           Fixed Income Securities Risks

                        •

                        Junk Bond Risk

                        •

                       Government Securities Risk

•

Investment Company Securities Risk

•

Issuer Risk

•

Market Risk

•

Management Risk

•

Foreign Securities Risk

•

Emerging Market Risk

•

Short Sale Risk

                        •

                        Derivatives Risk

                        •

                        Real Estate Investment Trust Risk

Is the Fund Right for You?

The Fund may be suitable for:

•

Long-term investors seeking to maximize total return.

•

Investors seeking to diversify their holdings with a portfolio consisting primarily of short-term debt securities.

•

Investors seeking to reduce their portfolio’s interest rate risk.

How the Fund Has Performed?

The Low Duration Fund recently commenced operations and, as a result, has no prior performance history.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

Risk/Return Summary

Investment Objective

The primary investment objective of the YieldQuest Low Duration Tax-Exempt Bond Fund (the “Low Duration Tax-Exempt Fund” or “Fund”) is to deliver maximize total return. Total return which the Fund seeks is comprised of both income and capital appreciation.

Principal Strategies

Under normal circumstances, the Low Duration Tax-Exempt Fund generally invests at least 80% of its assets in investments the income from which is exempt from both regular federal income tax and federal alternative minimum tax (“AMT”). This investment policy may not be changed without shareholder approval.  The Fund primarily invests in tax-exempt securities and in other investment companies (including other mutual funds, closed-end funds and exchange-traded funds (“ETFs”)) whose underlying investments are tax-exempt.  The Fund’s Advisor, YieldQuest Advisors, LLC, seeks to manage volatility, or “duration,” by investing in short-term tax-exempt bonds with low to moderate interest rate risk.  “Duration” measures the sensitivity of a security’s price to changes in interest rates. Debt securities in the Fund’s portfolio typically will have maturities of up to five years, with durations ranging from three months to five years.  The Fund’s weighted average duration typically will range from one to three years.  The Advisor determines a security’s duration based on its forecast for interest rates.  The Advisor considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Fund seeks U.S. municipal debt securities that the Advisor believes present opportunities for capital appreciation and income, compared to their relative risks. The Advisor utilizes a fundamental top-down analysis to identify potential issuers, and analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of an individual issuer in making investment selections. The Advisor’s decision process focuses mainly on identifying securities that the Advisors believes are underrated or undervalued, or that present the highest yield opportunity.  The Advisor generally considers various factors, such as the economic feasibility of bond financings and general-purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality.

From time to time, the Fund may invest in non-investment grade, tax-exempt securities commonly known as “junk bonds.”  Although the percentage that the Advisor allocates to non-investment grade securities will vary depending on the supply of these securities and the credit spread between investment grade securities and non-investment grade securities, the Fund will not invest more than 25% of its net assets, measured at the time of purchase, in junk bonds. If the credit spread narrows, the Advisor may increase its allocation to investment grade securities; if the credit spread broadens, the Advisor may increase its allocation to non-investment grade securities.

The Fund may pursue its investment objectives directly or, indirectly, by investing in other investment companies (such as other mutual funds, closed-end funds and ETFs), that hold a portfolio of tax-exempt municipal and other debt securities.  The Advisors typically will invest in underlying funds based on a positive analysis of: (1) the experience of the underlying fund’s portfolio managers; (2) the fund’s performance history; (3) asset size; (4) expense ratio; (5) the underlying fund’s investment style.  The Fund also may hold cash or cash equivalents and it may enter into repurchase agreements. The Advisor utilizes a fundamental top-down analysis. The Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections.

The interest income on municipal bonds typically is exempt from regular federal income tax; however, in certain circumstances, the interest income from municipal bonds may be subject to taxes, including, without limitation, federal AMT.  The Fund may invest up to 20% of its net assets in securities that are subject to state and federal taxation, including other investment companies that invest in taxable securities, preferred stocks and taxable bonds, convertible securities, equity and/or mortgage REITs, foreign debt securities (including sovereign debt, foreign corporate debt and securities of foreign issuers located in emerging markets) either directly or through American Depositary Receipts (“ADRs”), as well as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), auction rate securities (“ARS”) and money market investments.  STRIPS are a type of security issued by the U.S. Treasury Department as zero-coupon bonds, and are offered in a wide range of maturities. Investors purchase STRIPS at a discount and redeem them upon maturity for their par value. ARS are long-term, variable rate bonds tied to short-term interest rates, whose rates are reset at short-term intervals. ARS are priced and traded as short-term instruments because of this interest rate reset and, as a result, the Advisor considers investing in ARS to be a cash management technique.

The Fund also may hold cash or cash equivalents and it may invest in money market funds.  The Fund also may invest in debt securities that have a fixed, floating or variable rate of interest.  In determining a security’s maturity, the Advisor will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider:  (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of either: (a) the next readjustment in the interest rate, or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes.

The Fund may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to lower its duration or to hedge its exposure with respect to underlying funds or the fixed income markets generally.  Derivative instruments in which the Fund generally may invest include options, futures contracts, options on futures contracts or ETFs, swaps (including options thereon) and forward currency contracts (including options thereon), and the Fund may engage in short sales and repurchase agreements.  For more information on the Fund’s derivative strategies, see “Summary of Principal Risks of Investing in the Fund – Derivatives Risk” and “Other Investment Information – Derivatives” below.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. The Advisor will sell a security when appropriate and consistent with the Fund’s investment objectives and policies, regardless of the effect on the Fund’s portfolio turnover rate. The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments. As a result of the Fund’s low duration strategy, the Advisor expects the Fund to experience a high portfolio turnover rate, the effects of which are described under “Summary of Principal Risks of Investing in the Funds - Turnover Risk.”

Principal Risks of Investing in the Low Duration Tax-Exempt Fund

The principal risks of investing in the Low Duration Tax-Exempt Fund, which could adversely affect its net asset value, are set forth below.  A detailed description of these risks is included under “Summary of Principal Risks of Investing in the Funds” below.

            •

           Fixed Income Securities Risks

                        •

                       Junk Bond Risk

            •

           Legislative Change Risk

            •

           Tax Risk

                        •

                       Government Securities Risk

•

Investment Company Securities Risk

•

Issuer Risk

•

Market Risk

•

Management Risk

•

Foreign Securities Risk

•

Emerging Market Risk

•

Short Sale Risk

                        •

                        Derivatives Risk

                        •

                        Real Estate Investment Trust Risk

Is the Fund Right for You?

The Fund may be suitable for:

•

Long-term investors seeking to maximize total return.

•

Investors seeking to diversify their holdings with a portfolio consisting primarily of short-term tax-exempt debt securities.

•

Investors seeking to reduce their portfolio’s interest rate risk.

How the Fund Has Performed?

The Low Duration Tax-Exempt Fund recently commenced operations and, as a result, has no prior performance history.

SUMMARY OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following risks are among the principal risks of investing in the Funds :

•

Fixed Income Securities Risks:

1.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

2.

Change in Rating Risk.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

3.

Interest Rate Risk. As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including Treasury Inflation-Protected Securities (TIPS), decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar duration.

4.

Duration Risk.  Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

5.

Prepayment and Extension Risk.  As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing a Fund to reinvest in lower yielding securities.  As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.   To the extent that a Fund invests in mortgage-backed securities, there is a greater risk that the Fund will lose money due to prepayment and extension risks associated with these securities.

6.

Premium/Discount Risk. When a Fund buys a fixed-income security at a premium to its face value, it will be subject to the risk that the entire coupon (interest rate) may be paid out as a dividend.  Over time the net asset value of the Fund will decline, because the premium on the fixed income security declines as it approaches maturity (at maturity the market price of a fixed income equals its face value).  The declining premium lowers value of the security in the Fund’s portfolio.  Thus the Fund may have attained a higher payout over the life of the fixed income, but at the expense of an erosion in the value of such security over time.  Premium erosion is most frequent among government and investment-grade corporate bond funds.

•

Foreign Securities Risks:

1.

General Foreign Securities Risk.  When a Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar.  These currency movements may negatively impact the value of a Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

2.

Emerging Market Risk:  To the extent that a Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or, greater than, risks of investing in securities of foreign companies based in developed countries.  These risks include:  illiquidity, significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; currency declines and inflation (including rapid fluctuations in inflation rates).

3.

Currency Risk.   Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates.  Securities of foreign companies may be denominated in foreign currencies.  Exchange rate fluctuations may reduce or eliminate gains or create losses.  The Advisor may not hedge against currency movements in the various markets in which the Funds invest so the value of a Fund is subject to the risk of adverse changes in currency exchange rates.

YIELDQUEST CORE EQUITY FUND

YIELDQUEST TOTAL RETURN BOND FUND

YIELDQUEST TAX-EXEMPT BOND FUND

YIELDQUEST FLEXIBLE INCOME FUND

YIELDQUEST LOW DURATION BOND FUND

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

_________, 2006

This Statement of Additional Information is not a prospectus.  It should be read in conjunction with the YieldQuest Funds’ Prospectus dated __________, 2006.  A free copy of the Prospectus can be obtained by writing the Transfer Agent, Gemini Fund Services, LLC, at 4020 South 147th Street, Suite 2, Omaha NE 68137, or by calling 1-877-497-3634.

TABLE OF CONTENTS

PAGE

DESCRIPTION OF THE TRUST AND THE FUNDS

2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

3

INVESTMENT LIMITATIONS

    25

THE INVESTMENT ADVISOR

    27

TRUSTEES AND OFFICERS

    30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    33

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

34

PORTFOLIO TURNOVER

   35

PORTFOLIO TRANSACTIONS AND BROKERAGE

   35

DISCLOSURE OF PORTFOLIO HOLDINGS

   37

PROXY VOTING POLICY

   38

DETERMINATION OF NET ASSET VALUE

   39

REDEMPTION IN-KIND

   40

STATUS AND TAXATION OF THE FUNDS

   40

CUSTODIAN

   43

FUND ACCOUNTING

   44

TRANSFER AGENT

   45

ACCOUNTANTS

   45

DISTRIBUTOR

FINANCIAL STATEMENTS

DESCRIPTION OF THE TRUST AND THE FUNDS

The YieldQuest Core Equity Fund (“Equity Fund”), YieldQuest Total Return Bond Fund (“Total Return Fund”) , YieldQuest Tax-Exempt Bond Fund (“Tax-Exempt Fund”), YieldQuest Flexible Income Fund (“Flexible Income Fund”), YieldQuest Low Duration Bond Fund (“Low Duration Fund”), and YieldQuest Low Duration Tax-Exempt Bond Fund (“ Low Duration Tax-Exempt Fund”) (each a “Fund” or collectively, the “Funds”) were organized as diversified series of YieldQuest Funds Trust (the “Trust”) ..  The Equity Fund, Total Return Fund, and Tax-Exempt Fund were organized on June 27, 2005.  The Flexible Income Fund, Low Duration Fund, and Low Duration Tax Exempt Fund were organized on ________, 2006.  The Trust was organized as a business trust under the laws of the State of Delaware pursuant to a Certificate of Trust filed with the State of Delaware on May 9, 2005, and an Agreement and Declaration of Trust (the “Declaration of Trust”) of even date therewith.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of funds currently authorized by the Trustees.  The investment advisor to each Fund is YieldQuest Advisors, LLC (the “Advisor”).  The Equity Fund, Total Return Fund, and Tax-Exempt Fund commenced investment operations on October 31, 2005.  The Flexible Income Fund, Low Duration Fund, and Low Duration Tax Exempt Fund commenced investment operations on ________, 2006

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  Each share has the same voting and other rights and preferences as any other series of the Trust for matters that affect the Trust as a whole.  The Funds may offer additional classes of shares in the future.  The Funds do not issue share certificates.  All shares are held in non-certificate form registered on the books of the Funds and its transfer agent for the account of the shareholder.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series (e.g., compensation paid to Trustees) are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than a majority of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Funds have equal liquidation rights.  The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.   All shares of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectus.  For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by a Fund.

The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available.  The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Funds’ annual report for the initial fiscal year will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.

A.

Investment Companies Securities.  Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or by investing in one or more underlying investment companies that have substantially similar investment objectives, policies and limitations as the Fund.  Each Fund may invest in other mutual funds, money market funds, and exchange-traded funds (“ETFs”) that hold portfolio of securities which closely tracks the price performance and/or dividend yield of various indices, and other closed-end funds.  Exchange-traded products also include PowerShares, WisdomTree, SPDRs, DIAMONDS, QQQQs, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.    Each Fund may also invest in various sector and sub-sector ETFs.  Additionally, the Funds may invest in new exchange traded shares as they become available.  As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

The structure of a closed-end fund poses additional risks than are involved when investing in most open-end funds.  For example, closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder.  By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares.  If a closed-end fund’s underlying market rises and the fund’s discount narrows or its premium widens, the price return of the closed-end fund — the actual return to the shareholder — will be greater than the fund’s NAV return.  Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in and levels of premiums and discounts.  Interest rate risk is one of two major factors that triggers changes in a closed-end fund’s premium/discounts.  When interest rates rise, bond prices (and consequently the net asset values of income funds — municipal-bond funds, preferred-stock funds, etc.) decline.  Declining bond prices may cause a closed-end fund’s price to decline faster as investors sell their shares in the open market.  On the other hand, the opposite scenario also occurs.  When rates fall and the net asset values of income-oriented closed-end funds rise, their prices tend to rise faster as investors buy in, resulting in narrower discounts and wider premiums.  A second factor that may contribute to changes in premium/ discount without necessarily a change in net asset value is low trading volumes and liquidity in the shares of the closed-end fund.  Most closed-end funds trade actively, and their shares are liquid.  Some closed-end funds, however, trade less actively, and may not be very liquid.  The market price of a closed-end fund’s shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions and other factors beyond the control of a closed-end fund.  The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to net asset value.

Another feature that distinguishes closed-end funds from open-end mutual funds is their ability to leverage a higher percentage of their assets (that is, use borrowed money to buy additional assets). Closed-end funds use several different methods to borrow money — issuing preferred stock, entering into reverse repurchase agreements and dollar rolls, borrowing under bank lines of credit, and so on. Leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment.  The maximum leverage ratio depends on how a closed-end fund leverages its assets — 33% if debt is used, 50% if preferred stock is used.  Thus, a closed-end fund with $100 million in net assets may borrow an additional $50 million, so that the borrowed amount ($50 million) is 33% of the total assets ($150 million).  Although closed-end funds rarely deleverage their assets completely, sometimes such funds may be forced to reduce leverage when the underlying market weakens dramatically, causing the fund’s total assets to decline to a level where the leverage ratio exceeds the permitted maximum.  A forced reduction in leverage can lead to a dividend reduction if the closed-end fund’s earnings that had been produced by the previously leveraged assets decline.

Closed-end funds usually are offered only once at their initial public offering price and are not actively marketed, although most closed-end funds trade actively and their shares are liquid.  The Funds will invest in closed end funds that trade on a national or international exchange.  Some closed end funds trade less actively and may not be very liquid. To the extent that a Fund invests in a thinly-traded closed-end fund, the Fund may be subject to the risk that it can not close out of a position at any time it desires.  When a Fund attempts to trade a greater number of shares than the average daily volume of the closed-end fund, the selling pressure will cause the closed-end fund’s price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund.

B.

Equity Securities.  Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts (“ADRs”), rights and warrants.  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms.  Warrants are options to purchase equity securities at a specified price valid for a specific time period.  Rights are similar to warrants, but normally have shorter durations.

C.

Fixed Income.  Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities.  Preferred securities that make regular payments of income and/or dividends, and certain common stock equivalents may also be considered to be fixed income securities.  Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall.  Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

1.

Corporate Debt Securities.  Each Fund may invest in corporate debt securities.  These are bonds , notes , debentures and investment certificates issued by corporations and other business organizations, including business trusts and equipment trusts, in order to finance their credit needs.  Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment grade quality if they are rated at the time of purchase BBB/Baa or higher by two out of the following three rating organizations:  Standard & Poor’s Ratings Group (“S&P”), Fitch Ratings (“Fitch”), or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality.  In determining the investment rating of a particular security, the Advisor typically adopts the higher rating of any two of S&P, Fitch and Moody’s.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.  If the rating of a portfolio security by any two of S&P, Fitch or Moody’s drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund’s objective without presenting excessive risk.

2.

High Yield Debt Securities (“Junk Bonds”).  Subject to the limitation on investments in illiquid securities, each Fund may invest in securities that are below investment grade.  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates.  An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a security owned by a Fund defaulted, the Fund could incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Fund’s net asset value.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.  High yield securities also present risks based on payment expectations.  For example, high yield securities may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield securities value will decrease in a rising interest rate market, as will the value of the Fund’s assets.  If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities.  Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities.  For example, each Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them.  Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders.  These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Finally, there are risks involved in applying credit ratings as method for evaluating high yield securities.  For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities.  Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, each Fund (in conjunction with the Advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities liquidity so the Fund can meet redemption requests.

A description of the rating categories is contained in the Appendix.

3.

Convertible Securities.  Each Fund may invest in convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities.  Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers.  When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities are ranked senior to common stock on an issuer’s capital structure and they are usually of higher quality and normally entail less risk than the issuer’s common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

4.

Municipal Securities.  The Tax-Exempt Fund and Low Duration Tax Exempt Fund , directly or indirectly, invest primarily in municipal securities.  These are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance.  Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts.  They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds.

(i)

General Obligation Bonds.  General obligation bonds are supported by the issuer’s power to exact property or other taxes.  The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds.  However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

(ii)  Revenue Bonds. Revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees.  Bondholders may not collect from the municipality’s general taxes or revenues.  For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds.  Therefore, a shortfall in the tolls normally would result in default on the bonds.

(iii)  Private Activity Bonds.  Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality.  Therefore, any default on the loan normally would result in default on the bonds.  The interest on many types of private activity bonds is subject to federal alternative minimum tax (“AMT”).  However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.

(iv)  Municipal Leases.  Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws, these leases are typically subject to annual appropriation.  In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.  A Fund may invest in securities supported by pools of municipal leases.  The most common type of lease backed securities are certificates of participation(COPs).  However, the Tax-Exempt Fund may also invest directly in individual leases.

(v)  Municipal Notes.  Municipal notes are short-term tax-exempt securities.  Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.  Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds.  The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.  Municipal notes may  include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax exempt commercial paper.  Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes.  Each Fund may invest in other municipal securities such as variable rate demand instruments.

(vi) Tax Increment Financing Bonds.  Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues  attributable to projects financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop a commercial  area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area.  The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

In order to be tax-exempt, municipal securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by the a Fund to shareholders to be taxable.  Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall.

The Advisor considers municipal securities to be of investment grade quality if they are rated at the time of purchase BBB/Baa or higher by any two of the following three rating organizations: S&P, Fitch or Moody’s, or if unrated, determined by the Advisor to be of comparable quality.  Investment grade municipal securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.  If the rating of a municipal security by any two of S&P Fitch or Moody’s drops below investment grade, the Advisor will dispose of the security as soon as practicable, unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund’s objective without presenting excessive risk.

5.

U.S. Government Securities.  U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Each Fund may also invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special type of treasury note or bond that was created in order to offer bond investors protection from inflation.  The value of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  If the CPI goes up by half a percent the value of the bond would go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that your original investment will stay the same. TIPS decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

6.

Mortgage-Backed Securities.  Mortgage-backed securities represent an interest in a pool of mortgages.  These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid.  Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities.  The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages.  Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments.  To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment).  In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value.  Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates.  Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.  In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

CMOs.   In addition, the Funds may invest in CMOs.  CMOs are securities collateralized by mortgages or mortgage-backed securities.  CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence.  CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders.  Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities.  Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities.  In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.  Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority.  CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided.  CMOs may involve additional risks other than those found in other types of mortgage-related obligations.  CMOs may exhibit more price volatility and interest rate risks than other types of mortgage-related obligations.  During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Advisor’s analysis of the market value of the security.   Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Principal prepayments on the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates.

The principal and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways.  In certain structures (known as “sequential pay” “sequential pay” CMOs), payment of principal, including any principal prepayments, on the mortgage assets generally are applied to the CMO classes in the order of their respective final distribution dates.  Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.  Additional structures of CMOs include, among others, “parallel pay” CMOs.  Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.

7.

Asset-Backed Securities.  Asset-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) or other assets (such as equipment leases) held in a trust.  Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination.  The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted.  If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.  The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.  Asset-backed and receivable-backed securities are ultimately dependent upon payment of loans by individuals or businesses , and the certificateholder generally has no recourse against the entity that originated the loans.  The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return.  As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.

8.

Zero Coupon and Pay in Kind Bonds.  Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments.  Instead they are sold at a deep discount from their face value.  Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law.  This income will be distributed to shareholders.  Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.  Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.  In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities.  A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately.  Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs).  These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program.  Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest.  Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments.  Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest.  Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders.  Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.  There is no limit on the amount of zero coupon bonds that a Fund may purchase; however no Fund will invest more than 5% of its net assets in pay-in-kind bonds.

9.

Financial Service Industry Obligations.  Financial service industry obligations include among others, the following:

(i)

Certificates of Deposit.  Certificates of deposit (CDs) are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from 14 days to 10 years) at a stated or variable interest rate.  However, each Fund may also invest in CDs that require a third party, such as a dealer or bank, to repurchase the CD for its face value upon demand.  A Fund treats such CDs as short-term securities, even though their stated maturity may extend beyond one year.

(ii)

Time Deposits.  Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.  Time deposits are considered to be illiquid prior to their maturity.

(iii)

Bankers’ Acceptances.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

10.

Repurchase Agreements.  Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government Obligations”).  A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase).  The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction.  This return is unrelated to the interest rate on the underlying security.  Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.  However, the Funds intend to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy.

The Trust’s custodian will take possession of a Fund’s securities subject to repurchase agreements.  The Advisor or custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are also subject to credit risks.

D.

Short Sales.

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.  A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.  A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.  Each Fund may make short - sales with respect to no more than 20% of its total assets.

E.

Foreign Securities

1.

General.  Each Fund may invest in other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

2.

Emerging Markets Securities.   Each Fund may purchase ETFs and closed end funds that invest in emerging market securities.  To the extent a Fund invests in foreign ETFs, the Fund could be subject to greater  risks  because the Fund’s  performance may depend on issues other than the performance of a particular closed-end fund.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

3.

Sovereign Debt.  Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party.  Legal recourse is therefore limited.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.  Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.  A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities.  Increased protectionism on the part of a country’s trading partners, or political changes in those countries, could also adversely affect its exports.  Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency.  Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves.  Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments.  At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of sovereign debt, including the Funds, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below.  Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Funds.  Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt.  There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees.  These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Fund.  Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, or impose additional taxes on foreign investors.  Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.  In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances.  The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.  Investing in local markets may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

F.  Strategic Transactions and Derivatives.  Each Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain and for investment purposes.  These strategies may be executed through the use of derivative contracts.  There is no limit on each Fund’s use of derivative hedging transactions to the extent that such derivative transaction is not otherwise deemed an illiquid security pursuant to relevant guidelines .

In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, “Strategic Transactions”).  In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur.  Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to enhance potential gain.  Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.  Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and  futures to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used.  Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.  The use of options and futures transactions entails certain other risks.  In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position.  In addition, futures and options markets may not be liquid in all circumstances.  As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all.  Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.  Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.  Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

1.

Options on Securities Indices.  Each Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

2.

General Characteristics of Options.  Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.  In addition, many Strategic Transactions involving options require segregation of a Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price.  For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.  A Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.  Each Fund is authorized to purchase and sell exchange listed options.  However, the Funds may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff.  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options.  The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available.  Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are:  (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income.  The sale of put options can also provide income.

A Fund may purchase and sell call options on equity securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts.  All calls sold by a Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding.  Even though the Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

A Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices.  A Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon.  In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

3.

General Characteristics of Futures Contracts ..  Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes.  Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.  The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A Fund’s use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes.  Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).  Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.  The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund.  If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position.  Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

4.

Use of Segregated and Other Special Accounts.  Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument.  In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian.  The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  For example, a call option written by a Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by a Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis.  A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

OCC-issued and exchange-listed index options will generally provide for cash settlement.  As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.  These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call.  In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.  OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract.  Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies.  A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions.  For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  Moreover, instead of segregating cash or liquid assets, if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  Other Strategic Transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

5.

“Swap” Derivative Transactions.  Each Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements or swap options (“swaptions”) for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded that desired return or spread.  Each Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a “basket” of securities representing a particular index.  Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or “collar” amounts.

In a swaption, which is an option to enter into an interest rate swap, in exchange for an option premium, the Fund gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.  Unlike ordinary swaps, a swaption not only hedges the buyer against downside risk, it also lets the buyer take advantage of any upside benefits.

The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.”  Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amount differences themselves.  A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records.

Whether a Fund’s use of swap agreements and swaptions will be successful in furthering its investment objective will depend, in part, on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indexes, or rates covered by the swap agreement.  Swap agreements may be considered to be illiquid.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  A Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements.  If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.  Certain restrictions imposed on each Fund by the Internal Revenue Code of 1986 (“IRC”) may limit a Fund’s ability to use swap agreements.  The swaps market is largely unregulated.

The use of equity swaps and swaptions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

6.

Commodity Futures Contracts. Each Fund may trade in commodity futures contracts (and related options).  Commodities refers to real assets such as energy, agriculture, livestock, industrial metals, and precious metals. A commodity futures contract is an agreement between two parties whereby one party agrees to buy an asset, such as gold, from the other party at a later date at a price and quantity agreed-upon when the contract is made.  The buyer of the futures contracts is not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract.  In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

Commodity futures contracts are traded on futures exchanges which offer a central marketplace at which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market.  As discussed above, futures markets may specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Despite the daily price limits that may be imposed by a futures exchange, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that a Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility.

Additionally, the commodity futures exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.  The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if a Fund’s futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if a Fund’s futures positions have increased in value, this increase will be credited to the Fund’s account.

As in the financial futures markets, there are hedgers and speculators in the commodity futures markets. However, unlike financial instruments, there are costs of physical storage associated with purchasing the underlying commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while a Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

7.

Foreign Currency Derivatives.  Each Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into).  Each Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio.

For example, a Fund might use currency-related derivative instruments to “lock in” a U.S. dollar price for a portfolio investment, thereby enabling that Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.  A Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of that Fund’s portfolio securities denominated in such foreign currency.  Alternatively, where appropriate, a Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by a Fund.  Furthermore, currency-related derivative instruments may be used for short hedges - for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

The use of currency-related derivative instruments by a Fund involves a number of risks.  The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable.  The interbank market in foreign currencies is a global, round-the-clock market.  To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency.  Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When a Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract.  In other words, a Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction.  The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance.  For privately negotiated instruments, there is no similar clearing agency guarantee.  In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.  Each Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established.  Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market.  Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

There will be a cost to a Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing.  A Fund may have to pay a fee or commission for using these instruments or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies.  Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the guidelines issued by the Securities and Exchange Commission (“SEC”), each Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments.  To the extent a Fund’s assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets.  As a result, if a large portion of a Fund’s assets is so set aside, this could impede portfolio management or that Fund’s ability to meet redemption requests or other current obligations.

The Advisor’s decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor’s judgment that the transaction will provide value to that Fund and its shareholders and is consistent with that Fund’s objectives and policies.  In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of that Fund’s entire portfolio and objectives.  The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor’s skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security.  There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged.  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  In addition, a Fund’s use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government.  In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by a Fund.

 G.

Loans of Portfolio Securities.  Each Fund may make short- and long-term loans of its portfolio securities.  To the extent authorized by the Board of Trustees and implemented by the Advisor, the Funds may lend portfolio securities to  broker-dealers or institutional investors which the Advisor deems qualified.  The borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Funds on a daily mark-to-market basis in an amount equal to at least 100% of the value of the loaned securities.  The Funds will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.  No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of a Fund’s net assets.

H.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities.  Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees.  The Advisor may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.  However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

I.

Rule 144A Securities.  Each Fund may invest in Rule 144A securities.  Rule 144A allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers.  Rule 144A securities are not considered to be illiquid if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees.  In determining the liquidity of such securities, the Advisor may consider, among other things, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

J.

Real Estate Investment Trusts.  Each Fund may invest in real estate investment trusts (“REITs”).  A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate.  Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income.  Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value.  Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans.  Hybrid REITs generally invest in both real property and mortgages.  In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.  Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified.  These characteristics subject REITs to the risks associated with financing a limited number of projects.  They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

K.

Income Trusts.  Each Fund may invest in income trusts, including business trusts and oil royalty trusts (or partnerships).  Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unit holders.  The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions.  These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date.  These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

1.

Business Trusts.  A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors.  Conversion to the income trust structure is attractive to many existing mature businesses with relatively high, stable cash flows and low capital expenditure requirements, due to tax efficiency and investor demand for high-yielding equity securities.  One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in a Fund’s portfolio as they cover a broad range of industries and geographies, including the airline industry, public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing.  Each business represented is typically characterized by long life assets or businesses that have exhibited a high degree of stability.  Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest rate risks.

2.

Oil Royalty Entities.  Each Fund may invest in oil royalty entities, structured as trusts or as master limited partnerships (“MLPs”), that are traded on major stock exchanges. A royalty trust or MLP typically controls an operating company which purchases oil and gas properties using the entity’s capital.  The royalty entity then receives royalties and/or interest payments from its operating company, and distributes them as income to its unit holders.  Units of the royalty entity represent an economic interest in the underlying assets of the entity.

Royalty trusts and/or MLPs pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions).  As a result of distributing the bulk of their cash flow to unitholders, the royalty entities are effectively precluded from internally originating new oil and gas prospects. Therefore, these entities typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where possible, additional debt.  Consequently, these entities are considered less exposed to the uncertainties faced by a traditional exploration and production  corporation.  However, they are still exposed to commodity risk and reserve risk as well as operating risk.

The operations and financial condition of oil royalty trusts or MLPs, and the amount of distributions or dividends paid on their securities is dependent on the oil prices.  Prices for commodities vary and are determined by supply and demand factors, including weather, and general economic and political conditions.  A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the entity.  Such entities are also subject to the risk of an adverse change in the regulations of the natural resource industry and other operational risks relating to the energy sector.   In addition, the underlying operating companies held or controlled by these royalty entities are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values.  Even if successful, oil and gas prices have fluctuated widely during the most recent years and may continue to do so in the future.  The combination of global demand growth and depleting reserves, together with current geopolitical instability, could continue to support strong crude oil prices over the long term.  However, there is no guarantee that these prices will not decline.  Declining crude oil prices may cause a Fund to incur losses on its investments.  In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, creation of government monopolies, as well as social, economic and political uncertainty and instability.  Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.

Moreover, as the underlying oil and gas reserves are produced the remaining reserves attributable to the royalty trust or MLP are depleted. The ability of such entity to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Certain royalty entities have demonstrated consistent positive reserve growth year-over-year and, as such, certain of these entities have been successful to date in this respect and are thus currently trading at unit prices significantly higher than those of five or ten years ago.  Oil royalty trusts or partnerships manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

When a Fund invests in foreign oil royalty trusts and/or MLPs, it will also be subject to foreign securities risks which are more fully described above.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund.  As used in the Prospectus and the SAI, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.

Borrowing Money.  The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

2.

Senior Securities.  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.

Underwriting.  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.

Real Estate.  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.

Commodities.  The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.

Loans.  The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.

Concentration. No Fund will invest 25% or more of its total assets in any particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.  However, private activity bonds of similar type projects will be considered a single industry for purposes of this policy.

8.

Diversification.  With respect to 75% of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

9.

Name Rule.   Each of the Tax- Exempt Fund and Low Duration Tax Exempt Fund will (i) invest at least 80% of its assets in investments the income from which is exempt from federal income taxes, including federal AMT; or (ii) make distributions of income to its shareholders at least 80% of which are exempt from federal income taxation, including federal AMT.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within 90 days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see “Investment Limitations-Fundamental” above).

1.

Pledging.  The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.

Borrowing.  No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.

Margin Purchases.  No Fund will purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.

Illiquid Securities.  No Fund may invest more than 15% of its net assets (taken at market value at the time of the investment) that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued.  Rule 144A securities and shares of closed end funds determined to be liquid by the Advisor shall not be considered illiquid for purposes of this policy.

5.

SEC Name Rule. Under normal circumstances, the Equity Fund will invest at least 80% of its net assets in equity securities ; the Total Return Fund will invest at least 80% of its net assets in fixed income securities ; Flexible Income Fund will invest at least 80% of its net assets in income-producing securities; and Low Duration Fund will invest at least 80% of its net assets in debt securities.  Each of these Funds may not change this policy except upon at least 60 days prior written notice to shareholders.

THE INVESTMENT ADVISOR

The Advisor is YieldQuest Advisors, LLC, 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309.  Jay K. Chitnis, portfolio manager of the Funds, is the founder, controlling member and Managing Director of the Advisor.

Under the terms of the investment advisory agreements (the “Agreements”), the Advisor manages each Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates:  Equity Fund, 0.99%; Total Return Fund, 0.59% ; Tax-Exempt Fund, 0.59% ; Flexible Income Fund, 0.75%; Low Duration Fund, 0.45%; and Low Duration Tax Exempt Fund 0.45% ..  The Advisor contractually has agreed to waive its fees and/or reimburse certain operating expenses through October 31, 2008, but only to the extent necessary to maintain each Fund’s total operating expenses, excluding brokerage costs, borrowing costs (such as interest expense and dividends on securities sold short), taxes, a extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which a Fund invests), as follows: Equity Fund, 1.19%; Total Return Fund, 0.79%; Tax-Exempt Fund, 0.79%; Flexible Income Fund, 0.95%; Low Duration Fund, 0.65%; and Low Duration Tax Exempt Fund, 0.65%.

For the fiscal year ended October 31, 2006, the Advisor received from the Equity Fund, Total Return Fund, and Tax-Exempt Fund the following fees:

Fund	Management Fees Earned by the Advisor	Management Fees Waived by the Advisor	Management Fees Paid to the Advisor
Equity Fund	$xxx	$xxx	$xxx
Total Return Fund	$xxx	$xxx	$xxx
Tax-Exempt Fund	$xxx	$xxx	$xxx

General Information

The Advisor retains the right to use the name “YieldQuest” in connection with another investment company or business enterprise with which the Advisor is or may become associated.  The Trust’s right to use the name “YieldQuest” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.  If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on the Funds or their shareholders.  Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

Jay K. Chitnis, Managing Director of the Advisor, serves as the portfolio manager solely responsible for making the investment decisions for the Funds (“Portfolio Manager”).  In addition to acting as Portfolio Manager to the Funds, the Portfolio Manager also serves on the Advisor’s investment committee and, as such, is jointly responsible for making the investment decisions for Advisor’ advisory accounts.  As a member of the Advisor’s investment committee, which consists of several other members, the Portfolio Manager was responsible for management of the following types of accounts as of October 31, 2006:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies (other than the Funds)	None	N/A	N/A	N/A
Pooled Investment Vehicles	None	N/A	N/A	N/A
Other Accounts	63	$ xx,xxx,xxx

The Portfolio Manager is compensated for his services by the Advisor in the form of a base salary.  In addition, as the primary owner of the Advisor, the Portfolio Manager receives a percentage share of profits, if any, that are realized by the Advisor, equal to the Portfolio Manager’s percentage ownership of the Advisor.  As with all other employees of the Advisor, the Portfolio Manager also participates in the Advisor’s profit sharing and other benefit plans.    In addition, as a control shareholder of YieldQuest Securities, LLC, a registered broker-dealer and an affiliate of the Advisor, the Portfolio Manager also shares indirectly in the commissions received by YieldQuest Securities, LLC earned in connection with executing the Funds’ portfolio transactions.

In addition to managing the Funds’ portfolios, the Portfolio Manager also provides investment advisory and brokerage services to clients of the Advisor and its affiliated broker-dealer. Conflicts may arise as a result of the Portfolio Manager’s multiple roles in managing the Funds and servicing other client accounts with respect to his allocation of time among such clients.  Due to similarities in the investment strategies of the Funds and certain client accounts, however, certain of the Portfolio Manager’s duties may overlap.  When combining responsibilities such as research and stock selection, the Portfolio Manager believes that he has the ability to provide both the Funds and other clients with more thorough research and stock selection.

To the extent a Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if other clients wish to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.

As of October 31, 2006, the Portfolio Manager’s ownership of shares of the Equity Fund, Total Return Fund, and Tax-Exempt Fund appears in the table below.  The Portfolio Manager has committed to purchase shares of the Flexible Income Fund, Low Duration Fund, and Low Duration Tax Exempt Fund in the ranges listed below, as soon as practicable following the new Funds’ effectiveness:

Dollar Range of Equity Securities Beneficially Owned
	Equity Fund	Total Return Fund	Tax-Exempt Fund	Flexible Income Fund	Low Duration Fund	Low Duration Tax Exempt Fund
Jay K. Chitnis	Over $1 Million	$50,001 to $100,000	$50,001 to $100,000	$____ to $_____	$____ to $_____	$____ to $_____

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Denise M. Buchanan Independent Trustee, Since 2005

Chief Compliance Officer and Senior Compliance Consultant of Hatteras Investment Partners, LLC, an SEC-registered investment advisor since 2003; President of Broker/Dealer Sales & Consulting, a consulting group specializing in compliance guidance for registered broker-dealers and investment advisors, since 1996.

Gary D. Campbell, CFA® Independent Trustee, Since 2005

_______, Presbyterian Pension Plan in Atlanta, GA, __ to present; Retired, July  2005 through ___, 2006 ; President and Chief Investment Officer of Kennedy Capital Management, Inc., an SEC-registered investment advisor based in St. Louis, Missouri, 2001 to 2005; Executive Vice President and Chief Investment Officer, Commerce Bancshares, Inc./The Commerce Trust Company, an asset management, trust, private banking and other financial advisory services firm with over $10 billion in assets under management; Senior Vice President/Director of Institutional Portfolio Management, Wachovia (First Union Corp.), 1985 to 1990.

Craig Ruff, Ph.D, CFA® Independent Trustee, Since 2005

Clinical Assistant Professor of Finance at Georgia State University in Atlanta, GA,  since August 2003; Vice President, Educational Products for CFA Institute (formerly: Association for Investment Management and Research (AIMR)) in Charlottesville, VA, until July 2003 (including as Associate Editor of the Financial Analysts Journal and Acting Director of AIMR's Research Foundation).

*    The address for each Trustee is 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309

**  Fund Complex refers to YieldQuest Funds.  The Fund Complex currently consists of six series.

The Audit Committee consists of the Independent Trustees.  The Audit Committee is responsible for overseeing the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds’ independent auditors and the full Board of Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and will meet at least once annually.  During the fiscal year ended October 31, 2006, the Audit Committee met ___ times.

The Valuation Committee acts as a liaison between the full Board of Trustees and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolio.  The Valuation Committee is responsible for reviewing and approving the price of any security in a Fund’s portfolio that is fair value priced.  Any one Trustee constitutes a quorum of the Valuation Committee.   During the fiscal year ended October 31, 2006, the Valuation Committee met one time.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Jay K. Chitnis*** Trustee and President, Since 2005

Managing Director of the Advisor, since June 2004; Managing Director of YieldQuest Securities, LLC, a registered broker dealer and member NASD, since September 2004; Managing Director of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since from June 2004, of McDonald Investments, from September, 2001 to June 2004; and of First Union Securities (Wachovia Securities), from 1998 to September 2001, all NASD registered broker-dealers and members SIPC; Senior Vice President of  CIBC/Oppenheimer Corp., from 1996 to 1998.

David Summers*** Treasurer and Chief Compliance Officer, Since 2005

Senior Vice President and Chief Compliance Officer of the Advisor, since June 2004; Senior Vice President and Chief Compliance Officer of YieldQuest Securities, LLC, since September 2004; Senior Vice President and Chief Compliance Officer of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since June 2004; Vice President of YieldQuest Investment Group, a division of McDonald Investments, from September 2001 to June 2004; and Investment Associate at First Union Securities (Wachovia Securities), from 1998 to September 2001, all NASD registered broker-dealers and members SIPC.

Gary S. Schwartz*** Vice President of Compliance, Since 2006

Compliance Officer for YieldQuest Securities, LLC and YieldQuest Advisors, LLC, since 2005; Regional Manager, Atlanta Branch Manager and Registered Options Principal for Protrader Securities, an Instinet Company, from __ through __, 2005.

*    The address for each Trustee and officer  is 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309

**  Fund Complex refers to YieldQuest Funds.  The Fund Complex currently consists of three series.*** Messrs. Chitnis , Summers and Schwartz are deemed to be “interested persons” of the Trust because they are officers of the Advisor and the Distributor ..

The following table provides information regarding shares of the Funds and other portfolios of  the  Fund Complex owned by each Trustee as of September 30, 2006.

Name of Trustee	Dollar Range of Fund Shares		Aggregate Dollar Range of Shares of All Funds Within the Fund Complex*
	Name of Fund	Dollar Range
Denise M. Buchanan, Trustee	Equity Fund Total Return Fund Tax-Exempt Fund Flexible Income Fund Low Duration Fund Low Duration Tax Exempt Fund	None None None None None None	None
Gary D. Campbell, CFA®, Trustee	Equity Fund Total Return Fund Tax-Exempt Fund Flexible Income Fund Low Duration Fund Low Duration Tax Exempt Fund	None None None None None None	None
Craig Ruff, Ph.D, CFA®, Trustee	Equity Fund Total Return Fund Tax-Exempt Fund Flexible Income Fund Low Duration Fund Low Duration Tax Exempt Fund	None None None None None None	None
Jay K. Chitnis**, Trustee and President	Equity Fund Total Return Fund Tax-Exempt Fund Flexible Income Fund Low Duration Fund Low Duration Tax Exempt Fund	Over $1 Million $__ to $__ $__ to $__ None None None	Over $1 Million

* Fund Complex refers to YieldQuest Funds.  The Fund Complex currently consists of six series.

**  Mr. Chitnis may be deemed to be an “interested person” of the Trust because he is a shareholder and officer of the Advisor and the Distributor

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each Fund on an individual basis and by the Fund Complex on an aggregate basis for the Funds’ initial fiscal year, assuming that there are six series in the Fund Complex.  Trustees’ and officers’ fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex.

Independent Trustees	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex*
Denise M. Buchanan, Trustee	$ 667	$0	$0	$4,000
Gary D. Campbell, CFA®, Trustee	$ 667	$0	$0	$4,000
Craig Ruff, Ph.D, CFA®, Trustee	$ 667	$0	$0	$4,000
Non-Independent Trustees and Officers	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex*
Jay K. Chitnis**, Trustee and President	$0	$0	$0	$0
David Summers**, Treasurer and Chief Compliance Officer	$0	$0	$0	$0
Gary S. Schwartz**, Vice President of Compliance

* Fund Complex refers to YieldQuest Funds.  The Fund Complex currently consists of six series.

**  Messrs. Chitnis , Summers and Schwartz are deemed to be “interested persons” of the Trust because they are officers of the Advisor and the Distributor ..

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the management agreement with the Advisor.   As of   October 12, 2006, the following persons were deemed to be controlling shareholders and/or principal holders of each Fund’s securities:

Equity Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	79.40%	Beneficial
Prudential Investment Management Services LLC Three Gateway Center 14th Floor Newark, NJ 07102	7.85%	Beneficial

Total Return Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	73.18%	Beneficial
NISC 100 Wall Street, 24th Floor New York, NY 10005	7.93%	Beneficial
National Financial 200 Liberty Street One World Financial Center New York, NY 10281	10.93%	Beneficial

Tax-Exempt Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	80.23%	Beneficial
National Financial 200 Liberty Street One World Financial Center New York, NY 10281	8.65%	Beneficial
NISC 100 Wall Street, 24th Floor New York, NY 10005	8.32%	Beneficial

As of   ______, 2006, the Trustees and officers of the Trust as a group owned [ __ % ] of the Equity Fund, but less than 1% of each of the Total Return Fund , and Tax-Exempt Fund.  The Portfolio Manager has committed to purchase shares of the Flexible Income Fund, Low Duration Fund, and Low Duration Tax Exempt Fund as soon as practicable following the Fund’s effectiveness and will be the only principal shareholder of those Funds.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of each Fund’s overall obligation to prevent money laundering under federal law.  The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent each Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”).  The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Gemini Fund Services, LLC, subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the transfer agent will request that you provide your name, physical address, date of  birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity.  Entities are also required to provide additional documentation.  This information will be verified to ensure the identity of all of persons opening an account with each Fund.  Each Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of a Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

Each Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  A Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The turnover rate for Equity Fund, Total Return Fund, and Tax-Exempt Fund for the fiscal year ended October 31, 2006 is set forth in the table below.

Name of Fund	Turnover Rate
Equity Fund	xx.xx%
Total Return Fund	xx.xx%
Tax-Exempt Fund	xx.xx%

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions.  The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers.  In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker or dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Funds and the Advisor.  The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Advisor deems the purchase or sale of securities to be in the best interests of a Fund or its other clients, the Advisor may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. To the extent that a Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Board.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is contemplated that YieldQuest Securities, in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis.  Such transactions will be executed at competitive commission rates through First Clearing Corp., a registered broker-dealer.  YieldQuest Securities is under common ownership with the Advisor, and Jay Chitnis, the Funds’ Portfolio Manager, is a control shareholder of YieldQuest Securities.  As a result, Mr. Chitnis and other employees of the Advisor may indirectly share in the commissions received by YieldQuest Securities from the Funds.  The Advisor is not required to reduce its fee by the amount of any profits earned by YieldQuest Securities, or indirectly by Mr. Chitnis or other employees of the Advisor, from brokerage commissions generated from portfolio transactions of the Funds.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Purchases made directly through a market maker may include the spread between the bid and asked prices.

Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities.  Therefore, YieldQuest Securities will not serve as the Fund’s dealer in connection with over-the-counter transactions.  However, YieldQuest Securities may serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed, on a fully disclosed basis, through its clearing firm, First Clearing Corp.

Each Fund will not effect any brokerage transactions in its portfolio securities with YieldQuest Securities if such transactions would be unfair or unreasonable to Fund shareholders, and commissions paid, if any, will be solely for the execution of trades and not for any other services.  In determining the commissions to be paid to YieldQuest Securities, if any, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be:  (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by YieldQuest Securities on comparable transactions for its unaffiliated customers that are comparable to the Fund.  The Independent Trustees from time to time review, among other things, information relating to any commissions charged by YieldQuest Securities to each Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.   The Advisory Agreement does not provide for a reduction of the Advisor ’s fee by the amount of any profits earned by YieldQuest Securities from brokerage commissions generated from portfolio transactions of the Funds.  Brokerage business may be given from time to time to other firms.  YieldQuest Securities will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

The following table provides information regarding brokerage commissions paid by the Equity Fund, Total Return Fund, and Tax-Exempt Fund for the fiscal year ended October 31, 2006.

Fund	Brokerage Commissions Paid
Equity Fund	$xxx
Total Return Fund	$xxx
Tax-Exempt Fund	$xxx

The Trust, the Advisor and the Funds’ distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act (collectively, the “Codes”), and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940.  The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by each Fund.  You may obtain a copy of the Codes, free of charge, by calling the Funds at 1-877-497-3634.  You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  Each Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of a Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Board has authorized the disclosure of each Fund’s portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds.  These third party servicing agents are the Advisor, Distributor, Custodian and Gemini Fund Services, LLC, the Funds’ transfer agent, fund accounting agent and administrator.  Fund portfolio holdings may also be disclosed, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective investment advisors or sub-advisors.

The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time.  This information is disclosed to all such third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  In addition, such third parties will be subject to an independent obligation not to trade on confidential information or they must confirm to the Fund that they will not use such confidential information to trade for their own account.

The Funds may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Funds.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Funds, the Advisor nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.

The Board has authorized disclosure of portfolio holdings by the Advisor if the Advisor has a valid business purpose, such as disclosure to an investment consultant for a potential investor in connection with evaluating an investment in a Fund, and provided that the person receiving the information enters into an agreement with the Trust agreeing to keep the information confidential and not to trade on the confidential information.   The Advisor and the Funds are prohibited from entering into any such arrangements without the prior authorization of the Trust’s Chief Compliance Officer (“CCO”).  The Advisor is required to submit any proposed arrangement pursuant to which the Advisor proposes to disclose a Fund’s portfolio holdings to the CCO, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders.  Among the factors considered by the CCO to determine whether the arrangement is in the best interest of the shareholders include (i) the identity of the person or persons requesting such information, (ii) the reasonableness of the purpose advanced for such request, (iii) whether the CCO believes that the disclosure of such information is in fact necessary in order to advance the purpose given, (iv) the perceived benefits that will accrue to the Fund(s) as a result of such disclosure. The Board has adopted a policy that prohibits the Advisor, or any affiliated person of the Advisor, from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.

The Advisor anticipates holding monthly calls that are open to registered investment advisers and other institutional investors that have been approved by the Advisor as YieldQuest Select Partners.  During these calls, the Funds’ portfolio manager may discuss, among other things, his view on general economic conditions or market sectors and how such conditions or sectors may affect the Funds’ overall direction, as well as current or prior performance of the Funds and a discussion and analysis of the Funds’ performance returns.  The portfolio manager will not disclose during such calls any information relating to a Fund’s specific portfolio holdings or pending purchases or sales by a Fund.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted a Proxy Voting Policy reasonably designed to ensure that proxies are voted in shareholders’ best interests.  As a brief summary, the Trust’s Proxy Voting Policy delegates proxy voting to the Advisor, subject to the supervision of the Board.  The Advisor’s Proxy Voting Policy provides that the Advisor will review proxy issues on a company-by-company basis and analyze the economic impact these issue may have on the Fund’s investment objective.  The Policy also states that Advisor will give great weight to the views of management only when the issues involved will not have a negative impact on investor values.  The Policy outlines specific factors that the Advisor will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, shareholder rights and social and environmental issues.  The Policy provides that the Advisor generally will vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion.  Under both the Trust’s and the Advisor’s Proxy Voting Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions.

You may obtain a copy of the Proxy Voting Policy free of charge by calling 1-877-497-3634 to request a copy, or by writing to the Advisor at c/o YieldQuest Advisors, LLC, 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309, Attn: YieldQuest Funds Chief Compliance Officer.  A copy of the Policy will be mailed to you within three days of receipt of your request.  You may obtain a copy from Fund documents filed with the SEC and available on the SEC’s website at www.sec.gov.  A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Trust with the SEC on new Form N-PX.  The Fund’s proxy voting record will be made available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s website.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or it no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services.  Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.  Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Advisor.  Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.  To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices.  The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities.  Fair value pricing requires subjective determinations about the value of a security.  There are no assurances that a Fund will realize fair valuation upon the sale of a security.

Each Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

     Net Assets                 =  Net Asset Value Per Share

    Shares Outstanding

An example of how the Equity Fund, Total Return Fund, and Tax-Exempt Fund calculated their net asset value per share as of the fiscal year ended October 31, 2006 is as follows:

Equity Fund	Total Return Fund	Tax-Exempt Fund

$ x,xxx,xxx = $xx.xx	$ x,xxx,xxx = $xx.xx	$ x,xxx,xxx = $xx.xx
Xxx,xxx	Xxx,xxx	Xxx,xxx

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right, pursuant to a plan filed with the SEC pursuant to Rule 18f-1 under the 1940 Act, to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

Each Fund was organized as series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year.  There can be no assurance that they actually will so qualify.  If the Funds qualify as a RIC, their dividend and capital gain distributions generally are subject only to a single level of taxation to the shareholders.  This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If the Funds do qualify as a RIC but (in a particular tax year) distribute less than 98% of their ordinary income and their capital gain net income (as the Code defines each such term), the Funds are subject to an excise tax.  The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year.  If the Funds do not qualify as a RIC, their income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Funds.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Funds must, among other requirements:

•

Derive at least 90% of their gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•

Diversify their investments in securities within certain statutory limits; and

•

Distribute annually to their shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities).  If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year.  Because the Funds annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive.  Those distributions would be made from each Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary.  The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds’ investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

The use of hedging strategies, such as selling (writing and purchasing) options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith.

Certain futures and foreign currency contracts in which the Funds may invest will be “section 1256 contracts.”  Section 1256 contracts the Funds hold at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the excise tax described above.  These rules may operate to increase the amount that the Funds must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which the Funds may invest. Code section 1092 defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are personal property.  Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under Code section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary.  Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions.  Generally, the Funds’ distributions are taxable to you in the year you received them.  However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.  Investors should be careful to consider the tax consequences of buying shares shortly before a distribution.  The price of shares purchased at that time may reflect the amount of the anticipated distribution.  However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as a long-term instead of a short-term capital loss, to the extent of any capital gain distributions received on such shares.

The Funds’ net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction.   As of October 31, 2006, the Equity Fund, Total Return Fund, and Tax-Exempt Fund had an unused capital loss carryforward in the following amounts:

Name of Fund	Total Capital Loss Carryforward	Amount Expiring in 20__	Amount Expiring in 20__	Amount Expiring in 20__	Amount Expiring in 20__
Equity Fund	$xxx,xxx	$xxx,xxx	$xxx,xxx	$xxx,xxx	$xxx,xxx
Total Return Fund	$xxx,xxx	$xxx,xxx	$xxx,xxx	$xxx,xxx	$xxx,xxx
Tax-Exempt Fund	$xxx,xxx	$xxx,xxx	$xxx,xxx	$xxx,xxx	$xxx,xxx

The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning.  Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

The Bank of New York, located at One Wall Street, New York, New York 10286, serves as Custodian of the Funds’ investments.  The Custodian acts as the Funds’ depository, safekeeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND ADMINISTRATION

The Administrator for the Funds is Gemini Fund Services, LLC, (“GFS” or the “Administrator”), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board. The Administration Service Agreement was initially approved by the Board at a meeting held on June 28, 2005.  The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Funds by the Administrator, the Funds pay the Administrator a fund administration fee equal an annual fee for each Fund of $25,000 plus 6 basis points or 0.06% on net assets from $75 million to $175 million; 4 basis points or 0.04% on net assets of $175 million to $500 million; 2 basic points or 0.02% on net assets greater than $500 million.  The Funds also pay the Administrator for any out-of-pocket expenses. [to be updated]

For its administrative services during fiscal year ended October 31, 2006, the Administrator received the following fees from the Funds listed below:

Name of Fund	Administrative Fees Paid
Equity Fund	$x,xxx
Total Return Fund	$x,xxx
Tax-Exempt Fund	$x,xxx

FUND ACCOUNTING

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the services rendered to the Funds by the Fund Accounting Service Agreement, the Funds pay a Fund Accountant a fee equal to an annual base annual fee for each Fund of $25,000 plus $6,000 for each additional class above one and $6,000 for international or bond funds plus 1.25 basis points or 0.0125% on net assets of $75 million to $175 million; 1.00 basis points or 0.0100% on net assets of $175 million to $275 million; 0.50 basis points or 0.0050% on net assets greater than $275 million. The Funds also pay for any out-of-pocket expenses.

For its fund accounting services during fiscal year ended October 31, 2006, the Administrator received the following fees from the Funds listed below:

Name of Fund	Fund Accounting Fees Paid
Equity Fund	$x,xxx
Total Return Fund	$x,xxx
Tax-Exempt Fund	$x,xxx

TRANSFER AGENT

GFS, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to written agreement with Trust. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

ACCOUNTANTS

The firm of Tait, Weller & Baker, has been selected as independent public accountants for the Funds for the fiscal year ending October 31, 2007.  Tait, Weller & Baker will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

The Trust’s board of trustees approved YieldQuest Securities , LLC ( the “Distributor”), to serve as the Funds’ principal underwriter and exclusive agent for distribution of shares of the Funds , effective as of _________, 2006.  The Distributor is under common ownership with the Advisor, and a Trustee and the officers of the Trust are control shareholders and/or officers of the Distributor ..  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.  Pursuant to a distribution agreement with the Trust on behalf of the Funds, the Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares.  Shares of the Funds are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The financial statements and independent registered public accountant’s report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Annual Report to shareholders of each the Equity Fund, Total Return Fund and Tax-Exempt Fund for the fiscal year ended October 31, 2006.  The Funds will provide the Annual Report without charge upon written request or request by telephone.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the two highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the Advisor to be of comparable quality).  The percentage of a Fund’s assets invested in securities in a particular rating category will vary.  The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by the Advisor.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Advisor.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and Fitch. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

Standard & Poor’s  Ratings  Services

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.

Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.

Nature and provisions of the obligation.

III.

Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Ratings

Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is  assigned to the “best” credit  risk relative to all others in the same country and is normally  assigned to all financial commitments  issued or guaranteed by the sovereign  state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F-2--  Indicates a satisfactory capacity for timely payment of financial commitments  relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial  commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

YieldQuest Funds Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1)

Agreement and Declaration of Trust dated May 9, 2005 - Filed with Registrant’s initial registration statement on May 24, 2005.

(a)(2)

Certificate of Trust as filed with the State of Delaware on May 9, 2004  - Filed with Registrant’s initial registration statement on May 24, 2005.

(b)

By-Laws, effective as of May 9, 2005 - Filed with Registrant’s initial registration statement on May 24, 2005.

(c)

Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust.

See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)

(i)

Management Agreement between the Registrant, on behalf of YieldQuest Core Equity Fund, YieldQuest Total Return Bond Fund and YieldQuest Tax-Exempt Bond Fund ,  and YieldQuest Advisors, LLC – Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(ii)

Management Agreement between the Registrant, on behalf of YieldQuest Flexible Income Fund, YieldQuest Low Duration Bond Fund and YieldQuest Low Duration Tax-Exempt Bond Fund, and YieldQuest Advisors, LLC – To be filed.

(e)

Form of Underwriting Agreement between the Registrant and Aquarius Fund Distributors, LLC – Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(f)

Bonus or Profit Sharing Contracts - Not Applicable.

(g)

Custody Agreement between the Registrant and the Bank of New York - Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC - Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC - - Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC - Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(i)(1)

Opinion and Consent of Thompson Coburn LLP regarding the legality of the Securities being registered – Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(j)(1)

Consent of Independent Auditors – Consent of Tait, Weller and Baker with respect to the use of the audited financial statements for each of  YieldQuest Core Equity Fund, YieldQuest Total Return Bond Fund and YieldQuest Tax-Exempt Bond Fund - To be filed ..

(j)(2)

Powers of Attorney – Denise M. Buchanan and Craig Ruff filed with Pre-Effective Amendment No. 1 on August 12, 2005.  Gary D. Campbell filed with Post-Effective  No. 2 on October 17, 2005.

 (k)

Omitted Financial Statements - Not Applicable.

(l)

Initial Capital Agreements - Not Applicable

(m)

Form of Rule 12b-1 Plan - None.

(n)

Rule 18f-3 Plan - None.

(p)(1)

Code of Ethics of the Registrant and YieldQuest Advisors, LLC – Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(p)(2)

Code of Ethics of Aquarius Fund Distributors, LLC – Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

(p) (3)        Code of Ethics for Principal Executive and Senior Financial Officers – Filed with Pre-Effective Amendment No. 1 on August 12, 2005.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust (the “Trust Agreement”) provides that, to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust, whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Trust Agreement indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) of the Trust Agreement provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII of the Trust Agreement.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of YieldQuest Advisors, LLC, the Advisor to the YieldQuest Core Equity Fund, YieldQuest Total Return Bond Fund and YieldQuest Tax-Exempt Bond Fund (each a “Fund” and collectively the “Funds”), is hereby incorporated herein by reference to the section of the Prospectus captioned “Management of the Funds” and to the section of the Statement of Additional Information captioned “The Investment Advisor.”  The information required by this Item 26 with respect to each director, officer or partner of YieldQuest Advisors, LLC is incorporated by reference to form ADV filed by YieldQuest Advisors, LLC filed via the NASDR’s CRD/IARD system.

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, DCM Series Trust, Merit Advisors Investment Trust, Merit Advisors Investment Trust II, New River Funds, the North Country Funds, Northern Lights Fund Trust, Roge Partners Funds, and the Saratoga Advantage Trust

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 4020 South 147th Street, Omaha, Nebraska 68137.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Registrant and Funds

Brian Nielsen	President, Secretary	None
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

•

Bank of New York (‘BONY”), located at One Wall Street, 25th Floor, New York, New York 10286, provides custodian services to the Registrant pursuant to  Custody Agreements between BONY and the Trust.

•

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to  Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

•

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

•

Aquarius Fund Distributors, LLC. located at 4020 South 147th Street, Omaha, NE 68137, as principal underwriter for the Funds, maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

•

YieldQuest Advisors, LLC, located at 3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30309.  , pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Funds.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, and the State of Georgia, on the __ day of October , 2006.

YieldQuest Funds Trust

/s/ Jay K. Chitnis

Jay K. Chitnis

Chairman and President

ATTEST:

/s/ David Summers

David Summers

Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 3 to the Trust’s Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/ Jay K. Chitnis Jay K. Chitnis	Chairman and President	October __, 2006
/s/ Denise M. Buchanan Denise M. Buchanan*	Trustee	October __, 2006
/s/ Gary D. Campbell Gary D. Campbell*	Trustee	October __, 2006
/s/ Craig Ruff Craig Ruff(*	Trustee	October __, 2006

/s/ Jay K. Chitnis

Jay K. Chitnis

Attorney in fact*